UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

ETFs

Semi-Annual Report

April 30, 2020

Gadsden Dynamic Multi-Asset ETF
Ticker: GDMA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Gadsden Dynamic Multi-Asset ETF

Gadsden Dynamic Multi-Asset ETF

Shareholder Letter
(Unaudited)

Dear Shareholder,

The Gadsden team is pleased to provide you with the Gadsden Dynamic Multi-Asset ETF (symbol: GDMA) (“GDMA” or the “Fund”) semi-annual report, dated April 30th, 2020. GDMA launched on November 14, 2018. This report refers to GDMA’s performance for the period from November 1st, 2019 thru April 30th, 2020 (the “current fiscal period”).

The strategy of GDMA is designed to use broad and proactive diversification without being overly susceptible or biased to any particular economic environment. We combined tactical and strategic allocations which are each designed to adjust risk and positioning through the various seasonal transitions of the business cycle.

The six-months ended in April were among the most volatile in market history as the COVID-19 pandemic roiled the global economy. Mandated social distancing across the world triggered the steepest economic contraction since the Great Depression as businesses were shuttered to contain the virus. Panic and a scramble for liquidity peaked in March and triggered the fastest decline in U.S. stock market history. In response, the Federal Reserve initiated the largest and fastest stimulus program in its history, cutting interest rates to zero and initiating an “unlimited” quantitative easing program. Government fiscal stimulus in the quarter was equally historic and unprecedented as Congress passed the $2 trillion CARES Act to financially stabilize households and businesses. This combination of monetary and fiscal stimulus calmed markets and helped stage a strong rally in risk assets in April.

Our strategic and tactical positioning over this six-months helped limit losses during the worst of the market declines in March while allowing the Fund to participate in the subsequent rally in risk assets. Positive attribution during the current fiscal period was primarily derived from long-term Treasuries and TIPs, gold miners and precious metals which strongly benefited from the unprecedented monetary stimulus delivered by the Federal Reserve. Conversely, global equity exposures were broadly responsible for the losses incurred over the current fiscal period.

GDMA’s performance for the current fiscal period was -2.20% measured in the market price of GDMA and -2.72% measured in net asset value (“NAV”). By comparison, GDMA’s benchmark, the 60%/40% blend of Dow Jones Global Index TR and ICE BofA 0-3 Month Treasury Bill Index (“Blended Benchmark”), returned -4.29% for the current fiscal period. The ICE BofA 0-3 Month Treasury Bill Index returned 0.74% for the current fiscal period.

Gadsden Dynamic Multi-Asset ETF

Shareholder Letter
(Unaudited)(Continued)

Looking ahead, we believe the range of possible economic and market outcomes has never been wider. Will the unprecedented levels of government stimulus succeed in filling in the economic crater created by the COVID-19 pandemic, or inadvertently trigger unwanted currency devaluation or inflation? Will the virus have a second wave later this year that is potentially more deadly (as happened with the Spanish Flu pandemic) or will scientists and technology successfully develop a vaccine in record time? We believe a well-diversified multi-asset portfolio is the best way to invest for such an uncertain future.

The Gadsden team is honored to continue serving your investment needs and thanks you for your continued trust in GDMA.

Kevin Harper,
Chief Investment Officer
Gadsden, LLC, Adviser to the Fund

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus with this and other information about the Fund, please contact info@gadsdenfunds.com. Read the prospectus carefully before investing.

Past performance does not guarantee future results.

An investment in the Fund is subject to numerous risks, including possible loss of principal. The Fund is actively managed and does not seek to replicate a specified index. The Fund returns may not match the return of the respective index. The Fund is subject to the following principal risks: cash and cash equivalents risk, commodities risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, and fixed income security risks. Refer to the prospectus for additional risk information.

The Dow Jones Global Index measures the performance of stocks that trade globally, targeting 95% coverage of markets open to foreign investment. It is float market cap weighted. It is quoted and calculated in U.S. Dollars. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. It is not possible to invest directly in an index.

Current and future portfolio holdings are subject to change and risk.

The Fund is distributed by Compass Distributors, LLC.

Gadsden Dynamic Multi-Asset ETF

Portfolio Allocation

As of April 30, 2020 (Unaudited)

Asset Class or Sector	Percentage of Net Assets
Inflation Protected Bonds	20.5%
Commodity Investment Vehicles	19.7
U.S. Equity	11.1
Emerging Market Equity	11.0
Consumer Non-cyclical	9.0
U.S. Corporate Debt	7.0
Communications	4.9
U.S. Government Debt	3.9
Technology	3.1
Energy	2.8
Utilities	1.9
Financial	1.8
Industrial	1.8
Short-Term Investments	0.9
Consumer Cyclical	0.5
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Gadsden Dynamic Multi-Asset ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 25.8%
	Communications — 4.9%
1,855	Alibaba Group Holding, Ltd. - ADR (a)	$375,953
439	Amazon.com, Inc. (a)	1,086,086
8,706	JD.com, Inc. - ADR (a)	375,229
603	Netflix, Inc. (a)	253,169
211	Shopify, Inc. - Class A (a)	133,413
7,520	Tencent Holdings, Ltd. - ADR	395,702
		2,619,552
	Consumer Cyclical — 0.5%
2,003	Walmart, Inc.	243,465

	Consumer Non-cyclical — 9.0%
2,667	Abbott Laboratories	245,604
3,065	Avalara, Inc. (a)	273,919
4,834	Gilead Sciences, Inc.	406,056
3,470	Johnson & Johnson	520,639
1,907	Kimberly-Clark Corporation	264,081
8,336	Kroger Company	263,501
4,785	L’Oreal SA - ADR (a)	276,573
9,762	Mondelez International, Inc. - Class A	502,157
1,104	Moody’s Corporation	269,266
4,780	Nestle SA - ADR	502,378
2,332	PayPal Holdings, Inc. (a)	286,836
2,171	Procter & Gamble Company	255,896
921	Regeneron Pharmaceuticals, Inc. (a)	484,335
961	Vertex Pharmaceuticals, Inc. (a)	241,403
		4,792,644
	Energy — 2.8%
85,546	Enterprise Products Partners LP	1,502,188

	Financial — 1.8%
1,057	American Tower Corporation	251,566
1,049	Mastercard, Inc. - Class A	288,443
2,405	Visa, Inc. - Class A	429,822
		969,831

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 25.8% (Continued)
	Industrial — 1.8%
63,887	DHT Holdings, Inc.	$463,820
23,526	Teekay Tankers, Ltd. - Class A (a)	477,813
		941,633
	Technology — 3.1%
1,002	Intuit, Inc.	270,350
3,730	Microsoft Corporation	668,453
874	ServiceNow, Inc. (a)	307,246
2,641	Workday, Inc. - Class A (a)	406,450
		1,652,499
	Utilities — 1.9%
2,198	NextEra Energy, Inc.	508,002
47,749	PG&E Corporation (a)	508,050
		1,016,052
	Total Common Stocks (Cost $12,723,215)	13,737,864

	EXCHANGE TRADED FUNDS — 52.7%
	Commodity Investment Vehicles — 19.7%
371,308	iShares Silver Trust (a)	5,190,886
33,240	SPDR Gold Shares (a)	5,278,512
		10,469,398
	Emerging Market Equity — 11.0%
36,047	iShares Asia 50 ETF	2,143,001
10,234	Vanguard Long-Term Corporate Bond ETF	1,045,915
97,964	Xtrackers Harvest CSI 300 China A-Shares ETF	2,637,191
		5,826,107
	U.S. Corporate Debt — 7.0%
8,123	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,049,248
24,220	PIMCO Active Bond Exchange-Traded Fund	2,653,301
		3,702,549
	U.S. Equity — 11.1%
49,018	VanEck Vectors Junior Gold Miners ETF	1,978,366
8,745	Vanguard Consumer Staples ETF	1,293,998
13,938	Vanguard Health Care ETF	2,626,198
		5,898,562

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 52.7% (Continued)
	U.S. Government Debt — 3.9%
11,750	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$2,097,610
	Total Exchange Traded Funds (Cost $26,086,995)	27,994,226

Principal Amount
	U.S. GOVERNMENT BONDS — 20.5%
	United States Treasury Inflation Indexed Bonds
$9,675,235	0.250%, 02/15/2050	10,914,874
	TOTAL U.S. GOVERNMENT BONDS (Cost $10,467,219)	10,914,874

Shares
	SHORT-TERM INVESTMENTS — 0.9%
489,404	First American Treasury Obligations Fund, Class X, 0.17% (b)	489,404
	TOTAL SHORT-TERM INVESTMENTS (Cost $489,404)	489,404
	TOTAL INVESTMENTS — 99.9% (Cost $49,766,833)	53,136,368
	Other Assets in Excess of Liabilities — 0.1%	31,913
	NET ASSETS — 100.0%	$53,168,281

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

ADR American Depositary Receipt.
(a)	Non-income producing security.
(b)	Annualized seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $49,766,833)	$53,136,368
Dividends and interest receivable	56,346
Total assets	53,192,714

LIABILITIES
Management fees payable	24,433
Total liabilities	24,433

NET ASSETS	$53,168,281

Net Assets Consist of:
Paid-in capital	$54,755,164
Total distributable earnings (accumulated deficit)	$(1,586,883)
Net assets	$53,168,281

Net Asset Value:
Net assets	$53,168,281
Shares outstanding ^	2,150,000
Net asset value, offering and redemption price per share	$24.73

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Statement of Operations

For the Six-Months Ended April 30, 2020 (Unaudited)

INCOME
Dividends *	$560,163
Interest	28,526
Total investment income	588,689

EXPENSES
Management fees	146,292
Total expenses	146,292

Net investment income (loss)	442,397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(4,941,165)
Net change in unrealized appreciation (depreciation) on investments	2,947,144
Net realized and unrealized gain (loss) on investments	(1,994,021)
Net increase (decrease) in net assets resulting from operations	$(1,551,624)

*	Net of foreign taxes withheld of $1,955.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$442,397	$348,067
Net realized gain (loss) on investments	(4,941,165)	671,418
Change in unrealized appreciation (depreciation) on investments	2,947,144	422,391
Net increase (decrease) in net assets resulting from operations	(1,551,624)	1,441,876

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,119,545)	(266,866)
Total distributions to shareholders	(1,119,545)	(266,866)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	38,358,590	33,066,918
Payments for shares redeemed	(13,062,730)	(3,700,860)
Transaction fees (See Note 6)	1,173	1,349
Net increase (decrease) in net assets derived from capital share transactions (a)	25,297,033	29,367,407
Net increase (decrease) in net assets	$22,625,864	$30,542,417

NET ASSETS
Beginning of period	$30,542,417	$—
End of period	$53,168,281	$30,542,417

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019*
	Shares	Shares
Subscriptions	1,475,000	1,325,000
Redemptions	(500,000)	(150,000)
Net increase (decrease)	975,000	1,175,000

*	The Fund commenced operations on November 14, 2018. The information presented is for the period from November 14, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(1)
Net asset value, beginning of period	$25.99		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.23		0.47
Net realized and unrealized gain (loss) on investments	(0.91)		0.95
Total from investment operations	(0.68)		1.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.25)		(0.43)
From net realized gains	(0.33)		—
Total distributions	(0.58)		(0.43)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(3)	0.00	(3)

Net asset value, end of period	$24.73		$25.99

Total return	-2.72	%(4)	5.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$53,168		$30,542

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.59	%(5)(6)	0.59	%(5)(6)
Net investment income (loss) to average net assets	1.78	%(6)(7)	1.95	%(6)(7)
Portfolio turnover rate (8)	540	%(4)	369	%(4)

(1)	Commencement of operations on November 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF

Notes to Financial Statements

April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek total return. The Fund commenced operations on November 14, 2018.

The end of the reporting period for the Fund is April 30, 2020, and the period covered by these Notes to Financial Statements is the period from November 1, 2019 through April 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,737,864	$—	$—	$13,737,864
Exchange Traded Funds	27,994,226	—	—	27,994,226
U.S. Government Bonds	—	10,914,874	—	10,914,874
Short-Term Investments	489,404	—	—	489,404
Total Investments in Securities	$42,221,494	$10,914,874	$—	$53,136,368

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. During the fiscal period ended October 31, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(90,724)	$90,724

During the fiscal period ended October 31, 2019, the Fund realized $90,724 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Gadsden, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.59% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Compass Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $255,261,480 and $254,653,548, respectively.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

During the current fiscal period, purchases and sales of U.S. Government securities by the Fund, including in-kind transactions, were $13,194,009 and $2,931,036, respectively.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $37,185,200 and $12,876,167, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

Tax cost of investments	$30,188,783
Gross tax unrealized appreciation	$611,392
Gross tax unrealized depreciation	(243,768)
Net tax unrealized appreciation (depreciation)	367,624
Undistributed ordinary income	716,662
Undistributed long-term gain	—
Accumulated gain (loss)	716,662
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$1,084,286

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2019, the Fund deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of October 31, 2019, the Fund had no capital loss carryforwards.

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2019 was $266,866.

Gadsden Dynamic Multi-Asset ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Gadsden Dynamic Multi-Asset ETF

Expense Example

For the Six-Months Ended April 30, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 972.80	$2.89
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.93	$2.97

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.59%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

Gadsden Dynamic Multi-Asset ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among Gadsden, LLC (“Gadsden” or the “Adviser”), Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), and the Trust, on behalf of the Gadsden Dynamic Multi-Asset ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with the Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: determining the securities and other instruments purchased or sold by the Fund (within the investment exposures determined from time to time by the Adviser) and trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

Gadsden Dynamic Multi-Asset ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. The Board noted that the Fund’s performance was generally driven by the investment exposures selected by the Adviser, and consequently, the Fund’s performance was not a significant factor by which to judge the services provided by VIA. The Board compared the Fund’s performance to a blend of 60% Dow Jones Global Index and 40% ICE BofA 0-3 Month Treasury Index and noted that the Fund had outperformed such benchmark for the one-year period, but underperformed the benchmark since inception. The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Gadsden to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by Gadsden and noted that the fee reflected an arm’s-length negotiation between Gadsden and VIA. The Board also took into account an analysis of VIA’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the Fund as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pays Gadsden a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Gadsden, rather than to Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Gadsden Dynamic Multi-Asset ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Federal Tax Information
(Unaudited)

For the period ended October 31, 2019, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 17.19%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended October 31, 2019 was 13.26%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%

Gadsden Dynamic Multi-Asset ETF

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.gadsdenfunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.gadsdenfunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information about the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.gadsdenfunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at www.gadsdenfunds.com.

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Adviser

Gadsden, LLC

656 East Swedesford Road, Suite 301

Wayne, Pennsylvania 19087

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Distributor

Compass Distributors, LLC

Three Canal Plaza, 3rd Floor

Portland, Maine 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Gadsden Dynamic Multi-Asset ETF

Symbol – GDMA

CUSIP – 26922A354

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/06/2020

By (Signature and Title)*		/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/06/2020

*	Print the name and title of each signing officer under his or her signature.